SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule of Revenues by Service Categories
	For the years ended December 31,
	2015	2016	2017
Revenues from continuing operations:

Air Travel Media Network	$38,917	$12,178	$18,702
Gas Station Media Network	9,840	4,009	4,093
Other Media	2,109	410	1,533
	$50,866	$16,597	$24,328